                                                     ---------------------------
                                                            OMB APPROVAL
                                                     ---------------------------
                       UNITED STATES                 OMB Number:       3235-0006
            SECURITIES AND EXCHANGE COMMISSION       Expires:  February 28, 1997
                  Washington, D.C. 20549             Estimated average burden
                                                     Hours per response....24.60
                                                     ---------------------------
                       FORM 13F
                                                     ---------------------------
                                                            SEC USE ONLY
                                                     ---------------------------

                                                     ---------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2003.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street     Boston,        MA           02109
--------------------------------------------------------------------------------
Business Address           (Street)            (City)         (State)      (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

--------------------------------    ATTENTION    -------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2003.

                                     Michael J. Puzo
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                                      13F File No.:
1.   Timothy F. Fidgeon                          28-06165                6.
--------------------------------------------     ------------------      --------------------------------------     ----------------
2.   Roy A. Hammer                               28-5798                 7.
--------------------------------------------     ------------------      --------------------------------------     ----------------
3.   Lawrence T. Perera                          28-06167                8.
--------------------------------------------     ------------------      --------------------------------------     ----------------
4.   Kurt F. Somerville (32)*                    28-10379                9.
--------------------------------------------     ------------------      --------------------------------------     ----------------
5.                                                                       10.
--------------------------------------------     ------------------      --------------------------------------     ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE: 1
AS OF: JUNE 30, 2003                                     FORM 13F                                SEC FILE # MICHAEL J PUZO\28-06165
      ITEM 1:                  ITEM 2:      ITEM 3:           ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:       ITEM 8:
   NAME OF ISSUER          TITLE OF CLASS   CUSIP           FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS  VOTING AUTHORITY
                                            NUMBER             VALUE      PRINCIPAL     DISCRETION                (A)   (B)   (C)
                                                                           AMOUNT       (A) (B) (C)               SOLE SHARED NONE
ABBOTT LABS                COMMON STOCK    002824100            307414        7025              xx                       7025

AMGEN INC.                 COMMON STOCK    031162100           2156040       32697              xx                      20397
                                                                                                xx         32           12300

ANALOG DEVICES, INC.       COMMON STOCK    032654105            786932       22600              xx                      15300
                                                                                                xx         32            7300

ANALOG DEVICES, INC.       DTD 10/2/2000   032654AD7           1353275     1330000              xx                     930000
                           CONV DEB                                                             xx         32          400000

AUTOMATIC DATA PROCESSING  COMMON STOCK    053015103           1679795       49610              xx                      29210
                                                                                                xx         32           20400


AVERY DENNISON CORP.       COMMON STOCK    053611109            996470       19850              xx                      11650
                                                                                                xx         32            8200

AVON PRODUCTS INC.         COMMON STOCK    054303102            821040       13200              xx                      13200

B P PLC ADR                COMMON STOCK    055622104           2240843       53328              xx                      30639
                                                                                                xx         32           22689

BERKSHIRE HATHAWAY INC.    CLASS B         084670207            685260         282              xx                        240
                                                                                                xx         32              42

BRISTOL-MYERS SQUIBB CO.   COMMON STOCK    110122108            884004       32560              xx                      16300
                                                                                                xx         32           16260

CANADIAN NATIONAL RAILWAY  COMMON STOCK    136375102            601320       12460              xx                       8860
CO.                                                                                             xx         32            3000

CISCO SYS INC.             COMMON STOCK    17275R102            523949       31206              xx                      11206
                                                                                                xx         32           20000

                                                                                                                             PAGE: 2
AS OF: JUNE 30, 2003                                     FORM 13F                                SEC FILE # MICHAEL J PUZO\28-06165
      ITEM 1:                  ITEM 2:      ITEM 3:           ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:       ITEM 8:
   NAME OF ISSUER          TITLE OF CLASS   CUSIP           FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS  VOTING AUTHORITY
                                            NUMBER             VALUE      PRINCIPAL     DISCRETION                (A)   (B)   (C)
                                                                           AMOUNT       (A) (B) (C)               SOLE SHARED NONE
COLGATE PALMOLIVE CO.      COMMON STOCK    194162103            406519        7015              xx                       4000
                                                                                                xx         32            3015

WALT DISNEY COMPANY        COMMON STOCK    254687106            250312       12674              xx                       6294
                                                                                                xx         32            6380

DOW CHEMICAL CO.           COMMON STOCK    260543103            236720        7646              xx                       5846
                                                                                                xx         32            1800

DOW JONES & CO. INC.       COMMON STOCK    260561105           2035319       47300              xx                      46900
                                                                                                xx         32             400

DOW JONES & CO. INC.       CLASS B         260561204           1009054       23450              xx                      23450
                           (RESTRICTED)

E I DU PONT DE NEMOURS     COMMON STOCK    263534109            329747        7919              xx                       3175
& CO.                                                                                           xx         32            4744

E M C CORP.                COMMON STOCK    268648102            780214       74519              xx                      45619
                                                                                                xx         32           28900

EMERSON ELECTRIC CO.       COMMON STOCK    291011104           1252206       24505              xx                      15205
                                                                                                xx         32            9300

ENCANA                     COMMON STOCK    292505104            520873       13575              xx                       9275
                                                                                                xx         32            4300

EXXON MOBIL CORP.          COMMON STOCK    30231G102           1488398       41448              xx                      18500
                                                                                                xx         32           22948

FUEL CELL ENERGY INC.      COMMON STOCK    35952H106            158477       19350              xx                      11650
                                                                                                xx         32            7700

GENERAL ELECTRIC CO.       COMMON STOCK    369604103           2056299       71698              xx                      40898
                                                                                                xx         32           30800

                                                                                                                             PAGE: 3
AS OF: JUNE 30, 2003                                     FORM 13F                                SEC FILE # MICHAEL J PUZO\28-06165
      ITEM 1:                  ITEM 2:      ITEM 3:           ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:       ITEM 8:
   NAME OF ISSUER          TITLE OF CLASS   CUSIP           FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS  VOTING AUTHORITY
                                            NUMBER             VALUE      PRINCIPAL     DISCRETION                (A)   (B)   (C)
                                                                           AMOUNT       (A) (B) (C)               SOLE SHARED NONE
GILLETTE COMPANY           COMMON STOCK    375766102            653130       20500              xx                      20500

HELMERICH & PAYNE INC.     COMMON STOCK    423452101            306600       10500              xx                       5900
                                                                                                xx         32            4600

HEWLETT-PACKARD CO.        COMMON STOCK    428236103            416671       19562              xx                       6400
                                                                                                xx         32           13162

IGEN INTERNATIONAL INC.    COMMON STOCK    449536101            450369       14375              xx                       9475
                                                                                                xx         32            4900

INTEL CORPORATION          COMMON STOCK    458140100           2795553      134337              xx                      85437
                                                                                                xx         32           48900

JEFFERSON-PILOT CORP.      COMMON STOCK    475070108           2390169       57650              xx                      33729
                                                                                                xx         32           23921

JOHNSON & JOHNSON          COMMON STOCK    478160104           3391985       65609              xx                      39779
                                                                                                xx         32           25830

KOPIN                      COMMON STOCK    500600101            349980       57000              xx                      35800
                                                                                                xx         32           21200

ELI LILLY & CO.            COMMON STOCK    532457108            303468        4400              xx                       1600
                                                                                                xx         32            2800

MERCK & CO. INC.           COMMON STOCK    589331107           2716879       44870              xx                      26470
                                                                                                xx         32           18400

MICROSOFT CORP.            COMMON STOCK    594918104           1372894       53545              xx                      16945
                                                                                                xx         32           36600

NOKIA CORP. ADR A          COMMON STOCK    654902204            363514       22125              xx                      15525
                                                                                                xx         32            6600

                                                                                                                             PAGE: 4
AS OF: JUNE 30, 2003                                     FORM 13F                                SEC FILE # MICHAEL J PUZO\28-06165
      ITEM 1:                  ITEM 2:      ITEM 3:           ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:       ITEM 8:
   NAME OF ISSUER          TITLE OF CLASS   CUSIP           FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS  VOTING AUTHORITY
                                            NUMBER             VALUE      PRINCIPAL     DISCRETION                (A)   (B)   (C)
                                                                           AMOUNT       (A) (B) (C)               SOLE SHARED NONE
NVIDIA CORP                CONV SUB DEB    67066GAA2            709638      715000              xx                     690000
                                                                                                xx         32           25000

PEPSICO INC.               COMMON STOCK    713448108            935123       21014              xx                       7314
                                                                                                xx         32           13700

PFIZER INC.                COMMON STOCK    717081103            463996       13587              xx                       6900
                                                                                                xx         32            6687

PROCTER & GAMBLE CO.       COMMON STOCK    742718109            959398       10758              xx                       4658
                                                                                                xx         32            6100

J M SMUCKER CO NEW         COMMON STOCK    832696405            436796       10950              xx                       7550
                                                                                                xx         32            3400

SNAP ON INC                COMMON STOCK    833034101            300461       10350              xx                       7350
                                                                                                xx         32            3000

STATE STREET CORP.         COMMON STOCK    857477103            354521        8998              xx                       5998
                                                                                                xx         32            3000

3 M COMPANY                COMMON STOCK    88579Y101           1918964       14878              xx                       7725
                                                                                                xx         32            7153
AGGREGATE TOTAL:                                            45,150,589